ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2021
ASSETS HELD FOR SALE
ASSETS HELD FOR SALE

NOTE 46 - ASSETS HELD FOR SALE

	12/31/2021	12/31/2020
Generation	387,690	289,331
Total assets classified as held for sale	387,690	289,331

Generation	168,381	—
Total liabilities classified as held for sale	168,381	—

The table below shows the SPEs classified as held for sale on December 31, 2021:

	12/31/2021	12/31/2020
Generation
Chapada Piauí I	124,484	124,484
Chapada Piauí II	164,847	164,847
Livramento Holding S.A. (a)	98,359	—
Total Assets	387,690	289,331

Generation
Livramento Holding S.A. (a)	168,381	—
Total Liabilities	168,381	—

(a)	In April 2021, CGT Eletrosul’s adhesion to Decree No. 9,188/2017 for the divestment of SPE Livramento was approved.

The main assets and liabilities classified as held for sale as of December 31, 2021 and 2020 are shown below:

Generation:

	12/31/2021
	Eletrobras	CGT Eletrosul	Total
Investments	289,331	—	289,331
Other assets	—	98,359	98,359
Total assets classified as held for sale	289,331	98,359	387,690

Other liabilities	—	168,381	168,381
Total liabilities classified as held for sale	—	168,381	168,381

	12/31/2020
	Eletrobras	CGT Eletrosul	Total
Investments	289,331	—	289,331
Total assets classified as held for sale	289,331	—	289,331

46.1 - Sale of Norte Brasil Transmissora de Energia S.A. – NBTE

In June 2021, Eletronorte’s Board of Directors approved the sale of the equity interest in NBTE. Subsequently, in September 2021, the joint sale operation (tag along) of NBTE’s shares was concluded, from the subsidiary Eletronorte to Leovac Participações S.A. (Leovac) (owned by the Ontario Teachers’ Pension Plan Board - OTPP). This joint sale was originated after Leovac acquired 100% of the shares of Evoltz Participações SA, the latter being, owner of 51% of NBTE’s shares. For the sale, Eletronorte received the amount of R$ 740,382, negatively impacting the result at R$ 108,092.

Accounting policy

Non-current assets and groups of assets are classified as held for sale if their carrying amount is recovered primarily through a sale transaction and not through continuous use. This condition is met only when the asset (or group of assets) is available for immediate sale in its current condition, subject only to usual terms for sale of that asset (or group of assets), and its sale is considered highly probable. Management must be committed to the sale, which is expected to be completed within one year from the date of classification.

Non-current assets (or the group of assets) classified as intended for sale are measured at the lower of the book value previously recorded and the expected disposal value.